Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 91,518	$ 107,242
Accounts receivable - net (notes 3 and 9)	40,757	31,927
Inventories (note 4)	18,832	14,329
Prepaid expenses and deposits (including prepaid expenses to related party of 2014 - $157, 2013 - $161) (note 10 (b))	1,430	1,150
Deferred tax assets (note 12)	2,266	2,602
Total current assets	154,803	157,250
Property, plant and equipment (notes 6 and 9)	68,417	67,963
Prepaid land lease payments (note 7)	10,405	10,948
Long-term inventories (note 5)	2,648	2,781
Prepaid expenses (including prepaid expenses to related party of 2014 - $232, 2013 - $145) (note 10 (b))	3	154
Prepayments for acquisition of equipment	1,387	708
Deferred tax assets (note 12)	515	117
Licenses (note 8)	352	772
Total assets	238,530	240,693
Current liabilities
Short-term bank loans and current portion of long-term debt (note 9)	47,375	16,217
Loan from a non-controlling shareholder (note 10(a))	2,595	3,324
Accounts payable and accrued liabilities (note11)	23,237	28,037
Income tax payable (note 12)	1,101	246
Deferred revenue (note 13)	4,996	875
Deferred government grants (note 14)	530	458
Total current liabilities	79,834	49,157
Deferred government grants (note 14)	7,494	4,746
Long-term debt (note 9)	1,803	32,146
Deferred revenue (note 13)	7,191	11,005
Other non-current liabilities (note 12)	482
Total long-term liabilities	16,970	47,897
Total liabilities	96,804	97,054
Commitments and contingencies (notes 15 and 22)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Common stock (note 16) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 55,809,661 (2013-55,570,361)	56	56
Additional paid-in capital	108,243	107,393
Accumulated other comprehensive income	12,022	14,141
Statutory surplus reserves (note 18)	12,627	11,808
Accumulated deficit	(6,384)	(4,714)
Total shareholders' equity	126,564	128,684
Non-controlling interests (note 19)	15,162	14,955
Total equity	141,726	143,639
Total liabilities and equity	$ 238,530	$ 240,693